Digital assets (Details) - CAD ($) $ in Thousands		12 Months Ended
	Nov. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Balance, beginning of the period		$ 1,718
Revaluation (loss) on digital assets through net income (loss)		(625)
Balance, end of the period		0	$ 1,718
Digital assets [member]
Disclosure of financial assets [line items]
Balance, beginning of the period		1,718	0
Additions		0	1,250
Revaluation (loss) gain on digital assets through other comprehensive income		(468)	468
Revaluation (loss) on digital assets through net income (loss)		(625)	0
Disposals	$ 625	(625)	0
Balance, end of the period		$ 0	$ 1,718